Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future minimum rental payments due under non-cancellable operating leases that have initial or remaining lease terms in excess of one year
Years Ended December 31,
2018	$45,812
2019	40,777
2020	35,349
2021	29,616
2022	24,510
Thereafter	97,802

Total	$273,866